FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
FINANCIAL INSTRUMENTS
NOTE 17:-	FINANCIAL INSTRUMENTS

Financial assets and liabilities:

	Carrying amount
	December 31,
	2023	2022
Financial assets at amortized cost:

Cash and cash equivalents	6,693	4,483
Short term deposits	10,579	5,700
Trade receivables	8,557	7,797
Other accounts receivable	1,792	1,912
Long term deposits	328	423

Total	27,949	20,315

Financial assets at fair value through profit or loss:

Call option from non-controlling interests	147	245
Short term investments	8,978	8,517

Total	9,125	8,762

Financial liabilities at amortized cost:

Credit from banks and others	2,160	2,169
Trade payables	3,884	3,757
Other payables	8,536	8,110
Loans from banks	10,460	13,008
Lease liabilities	7,239	11,565

Total	32,279	38,609

Financial liabilities at fair value through profit or loss:

Liability for share options	-	7,164
Other payables - liability to underwriters	-	1,131

Total	-	8,295

The main risks arising from the Group's financial instruments are credit risk, foreign currency risk, interest rate risk, market risk and liquidity risk. The Board of Directors reviews and agrees on policies for managing each of these risks, which are summarized below.

a.	Concentration of credit risks:

Financial instruments that potentially subject the Group to concentrations of credit risk consist principally of cash, cash equivalents, and trade receivables. Cash and cash equivalents are deposited with major banks. Management believes that the financial institutions that hold the Group's investments are financially sound, and, accordingly, minimal credit risk exists with respect to these investments.

The Group's trade receivables mainly derived from sales to customers in Germany and Israel. The Group has adopted credit policies and standards intended to accommodate industry growth and inherent risk. Management believes that credit risks are moderated by the diversity of its end customers. The Group performs ongoing credit evaluations of its customers' financial condition and requires collateral as deemed necessary. An estimate for doubtful accounts is made when collection of the full amount is no longer probable.

b.	Foreign currency risk:

The Group is subject to foreign exchange risk as it holds cash and cash equivalents and short-term investments in foreign currency as the Group purchases its devices in foreign currency. Group management regularly monitors its foreign exchange risk and attempts to limit such risks by making adequate decisions regarding cash and credit positions.

Foreign currency sensitivity analysis:

The following table demonstrates the sensitivity test to a reasonably possible change in USD and EUR exchange rates, with all other variables held constant. The impact on the Company's profit before tax is due to changes in the fair value of monetary assets. The Company's exposure to foreign currency changes for all other currencies is immaterial.

	Change in USD rate	Effect on profit tax

2023	+5%	(721)
	-5%	721

2022	+5%	(320)
	-5%	320

	Change in EUR rate	Effect on profit tax

2023	+5%	(66)
	-5%	66

2022	+5%	(38)
	-5%	38

c.	Market risk:

The Group has investments in marketable financial instruments that commencing from March 31, 2020 are classified as Financial assets at fair value through profit or loss in respect of which the Group is exposed to risk of fluctuations in the security price that is determined by reference to the quoted market price (level 1 of the fair value hierarchy). As of December 31, 2023, the balance of these investments is $8,978.

The following table demonstrates the sensitivity to a reasonably possible change in the market price with all other variables held constant, of the Group's profit before tax (due to changes in the carrying amount of marketable securities).

	Increase/ decrease in price	Effect on profit before tax

2023	+5%	449
	-5%	(449)

2022	+5%	426
	-5%	(426)

d.	Fair value of financial instruments not measured at fair value:

The carrying amounts of cash and cash equivalents, trade and other receivables, short-term credit from banks, trade payables and other accounts payable approximate their fair value due to the short-term maturity of such instruments. The carrying amount of long-term bank loan approximates the fair value as the interest rate is variable.

Management believes that the carrying amount of long-term deposits approximates their fair value.

e.	Interest rate risk:

The Group's exposure to the risk of changes in market interest rates relates primarily to the Group's debt obligations with floating interest rates.

The effect of reasonably possible increase of 5% of the interest rate on the Group's profit before tax is not material.

f.	Liquidity risk:

The Group monitors its risk to a shortage of funds using a recurring liquidity planning tool. This tool considers the maturity of both its financial investments and financial assets and projected cash flows from operations.

The Group has long-term lease liabilities repayable in monthly equal installments until June 2032.

Total aggregate contractual undiscounted payments including interest amounts to approximately $10,776.

The table below summarizes the maturity profile of the Group's financial liabilities based on contractual undiscounted payments (including interest payments):

December 31, 2023:

	Less than one year	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	> 5 years	Total

Trade payables	3,884	-	-	-	-	-	3,884
Accrued expenses	2,990	-	-	-	-	-	2,990
PUT option (*)	-	8,225	-	-	-	-	8,225
Lease liabilities	2,542	2,280	1,814	1,615	1,571	953	10,775
Loans from bank	3,023	2,920	2,816	2,710	2,600	1,258	15,327

	12,439	13,425	4,630	4,325	4,171	2,211	41,201

December 31, 2022:

	Less than one year	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	> 5 years	Total

Trade payables	3,757	-	-	-	-	-	3,757
Accrued expenses	2,090	-	-	-	-	-	2,090
PUT option (*)	-	-	11,289	-	-	-	11,289
Liability for underwriter	1,131	-	-	-	-	-	1,131
Lease liabilities	2,478	2,294	1,932	1,726	3,608	274	12,312
Loans from bank	3,002	2,933	2,861	2,788	2,714	3,927	18,225

	12,458	5,227	16,082	4,514	6,322	4,201	48,804

(*)	Estimated gross cash outflow assuming that option will be exercised at earliest possible date.

g.	Changes in liabilities arising from financing activities:

	January 1, 2023	Cash flows	Foreign exchange movement	Other	December 31, 2023

Lease liabilities (including current maturities)	11,564	(3,048)	(12)	(1,265)	7,239
Liability for underwriters	1,131	(1,124)	(22)	15	-
Long term bank loan	15,176	(2,070)	(486)	-	12,620

Total liabilities from financing activities	27,871	(6,241)	(520)	(1,250)	19,859

	January 1, 2022	Cash flows	Foreign exchange movement	Other	December 31, 2022

Lease liabilities (including current maturities)	13,530	(2,447)	(1,176)	1,657	11,564
Liability for underwriters	1,021	-	(129)	239	1,131
Long term bank loan	18,971	(1,665)	(2,130)	-	15,176

Total liabilities from financing activities	33,522	(4,112)	(3,435)	1,896	27,871

h.	Fair value:

The table below is a comparison between the carrying amount and fair value of the Company's financial instruments that are presented in the financial statements not at fair value (other than those whose amortized cost is a reasonable approximation of fair values):

Reconciliation of fair value measurements that are categorized within Level 3 of the fair value hierarchy in financial instruments:

	Financial instruments
	Liability for share options (*)	Liability to underwriters	Call (Put) option to non-controlling interests, net	Total

Balance as of January 1, 2023	(7,164)	(1,131)	245	(8,050)

Issuance of Share Options
Remeasurement recognized in:
Profit (loss)	1,801	(15)	(89)	1,697
Other comprehensive income (loss)	30	22	(9)	43
Exercise of Share Options into shares	5,333	-	-	5,333
Payment	-	1,124	-	1,124

As of December 31, 2023	-	-	147	147

Presented in balance sheet:

Put option	-	-	147	147

	Financial instruments
	Liability for share options (*)	Liability to underwriters	Call (Put) option to non-controlling interests, net	Total

Balance as of January 1, 2022	(17,220)	(1,021)	(67)	(18,308)

Issuance of Share Options
Remeasurement recognized in:
Profit (loss)	7,423	(240)	320	7,503
Other comprehensive income (loss)	1,618	130	(8)	1,740
Exercise of Share Options into shares	1,015	-	-	1,015

As of December 31, 2022	(7,164)	(1,131)	245	(8,050)

Presented in balance sheet:

Call option	-	-	245	245
Other payables (short-term)	-	(1,131)	-	(1,131)

Liability for share options	(7,164)	-	-	(7,164)

(*)	See Note 22b for information on fair value measurement.

The Company used the Monte Carlo option pricing model when estimating the fair value of the Put and Call Options granted in the acquisition of Mediton Group – in 2021.

The following table lists the significant inputs to the Monte Carlo model used to determine the fair value of the Put Option net of the Call option:

	December 31, 2023	December 31, 2022

Underlying asset value	35,732	35,541
Expected volatility of the share price	34.7%	36.7%-39.2%
Discount rate	14.9%	15%
Risk-free interest rate	3.64%	3.68%
Term of option	2.67 years	3.67 years

The following table demonstrates the effect on fair value of a reasonably possible change in the underlying asset value with all other variables held constant:

2023:

Increase/ decrease in underlying asset value	Effect on Fair value, net

+5%	433
-5%	(430)

2022:

Increase/ decrease in underlying asset value	Effect on Fair value, net

+5%	463
-5%	(453)